RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24.RELATED PARTY TRANSACTIONS

The Company’s related parties include:

Related party	Nature of the relationship
Key management personnel

Key management personnel are the Chief Executive Officer, the Chief Operating Officer, the Chief Financial Officer, the Senior Vice President Exploration, and members of the Board of Directors of the Company.

(a)	Key Management Personnel

Compensation to key management personnel was as follows:

	Year ended December 31
	2021	2020
Short term incentive plans
Salaries	$1,580	$1,361
Directors’ fees	183	171
	1,763	1,532
Share based payments	1,750	1,859
Total	$3,513	$3,391

(b)	Transactions

The Company had no other material transactions with related parties other than key management personnel during the years ended December 31, 2021, and 2020.

(c)	Outstanding balances at the Reporting Date

At December 31, 2021, estimated accrued short term incentive compensation totaled $783,000 and was included in accrued liabilities (December 31, 2020 – $773,000).